================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21877

                  Oppenheimer Rochester Arizona Municipal Fund
                  --------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: March 31

                      Date of reporting period: 06/30/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

 Principal
  Amount                                                                          Coupon            Maturity      Value
------------                                                                      ---------         ---------     ---------
Municipal Bonds and Notes-114.0%
Arizona-74.6%
  $  200,000   Apache County, AZ IDA (Tucson Electric Power Company)(1)              5.850%         03/01/2028    $197,198
      80,000   Apache County, AZ IDA (Tucson Electric Power Company)(1)              5.875          03/01/2033      79,152
      30,000   AZ Capital Facilities Finance Corp. (Arizona State University)(1)     6.000          09/01/2015      30,060
      25,000   AZ Health Facilities Authority (FSMC/SMC Obligated Group)(1)          5.250          10/01/2026      25,001
      35,000   AZ Health Facilities Authority (Northern Arizona Healthcare)(1)       5.250          10/01/2016      35,072
      25,000   AZ Pronghorn Ranch Community Facilities District(1)                   7.000          07/15/2027      24,205
     250,000   AZ State University (Board of Regents)(1)                             5.375          07/01/2031     262,365
     315,000   Casa Grande, AZ IDA (Casa Grande Regional Medical Center)(1)          7.000          12/01/2015     312,392
      90,000   Casa Grande, AZ IDA (Casa Grande Regional Medical Center)(1)          7.000          12/01/2017      88,358
     300,000   Centerra, AZ Community Facilities District(1)                         5.150          07/15/2031     223,872
     325,000   Centerra, AZ Community Facilities District(1)                         6.625          07/15/2032     289,793
       6,648   Central AZ Irrigation & Drain District(1)                             6.000          06/01/2016       6,653
      20,000   Cochise County, AZ IDA (Sierra Vista Community Hospital)(1)           6.750          12/01/2026      19,998
      10,000   Cochise County, AZ Unified School District No. 21 (St. David)(1)      5.000          07/01/2017      10,090
     660,000   Estrella Mountain Ranch, AZ Community Facilities District(1)          6.125          07/15/2027     620,545
   1,000,000   Estrella Mountain Ranch, AZ Community Facilities District(1)          6.200          07/15/2032     915,620
   1,000,000   Estrella Mountain Ranch, AZ Community
               Facilities District (Golf Village)(1)                                 6.750          07/01/2032     811,700
     518,000   Estrella Mountain Ranch, AZ Community Facilities District
               (Montecito Assessment District)(1)                                    5.550          07/01/2022     422,994
     458,000   Estrella Mountain Ranch, AZ Community Facilities District
               (Montecito Assessment District)(1)                                    5.700          07/01/2027     347,274
     500,000   Estrella Mountain Ranch, AZ Community Facilities District
               (Montecito Assessment District)(1)                                    5.800          07/01/2032     360,450
      88,000   Festival Ranch, AZ Community Facilities District(1)                   5.000          07/01/2026      68,919
      88,000   Festival Ranch, AZ Community Facilities District(1)                   5.000          07/01/2032      63,240
     195,000   Festival Ranch, AZ Community Facilities District(1)                   5.300          07/15/2031     169,574
     250,000   Festival Ranch, AZ Community Facilities District(1)                   5.800          07/15/2032     230,613
      40,000   Gila County, AZ IDA (Cobre Valley Community Hospital)(1)              6.100          12/01/2025      28,478
     200,000   Gilbert, AZ Improvement District No. 20(1)                            5.100          01/01/2027     207,242
     260,000   Gladden Farms, AZ Community Facilities District(1)                    5.350          07/15/2027     240,466
     500,000   Gladden Farms, AZ Community Facilities District(1)                    5.450          07/15/2032     441,280
      25,000   Gladden Farms, AZ Community Facilities District(1)                    6.375          07/15/2025      25,016
      80,000   Glendale, AZ Western Loop Public Facilities(1)                        6.125          07/01/2027      82,958

                1 | Oppenheimer Rochester Arizona Municipal Fund

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

 Principal
   Amount                                                                         Coupon            Maturity      Value
------------                                                                      ---------         ---------     ---------
  $  500,000   Goodyear, AZ Community Facilities General District No. 1(1)          5.200%          07/15/2025    $  494,105
     300,000   Goodyear, AZ IDA Water & Sewer(1)                                    5.500           07/01/2041       305,427
     225,000   Goodyear, AZ IDA Water & Sewer
               (Litchfield Park Service Company)(1)                                 6.750           10/01/2031       207,794
     115,000   Maricopa County & Phoenix, AZ IDA (Single Family)(1)                 5.800           07/01/2040       117,513
      60,000   Maricopa County, AZ IDA (Catholic Healthcare)(1)                     5.000           07/01/2021        60,187
      30,000   Maricopa County, AZ IDA (Chaparral City Water Company)(1)            5.300           12/01/2022        29,998
     285,000   Maricopa County, AZ IDA (Citizens Utilities Company)(1)              6.200           05/01/2030       248,087
      25,000   Maricopa County, AZ IDA (Mayo Clinic Scottsdale)(1)                  5.250           11/15/2037        25,007
   1,025,000   Maricopa County, AZ IDA (Sun King Apartments)(1)                     6.750           05/01/2031       753,631
      25,000   Maricopa County, AZ IDA (Whispering Palms Apartments)(1)             5.850           07/01/2019        21,483
     220,000   Maricopa County, AZ IDA (Whispering Palms Apartments)(1)             5.900           07/01/2029       161,621
      10,000   Maricopa County, AZ Pollution Control
               (El Paso Electric Company)(1)                                        7.250           02/01/2040        11,093
     455,000   Marley Park, AZ Community Facilities District(1)                     6.000           07/15/2026       403,030
     685,000   Marley Park, AZ Community Facilities District(1)                     6.100           07/15/2032       579,805
   1,750,000   Merrill Ranch, AZ Community Facilities District No. 1                7.400           07/15/2033     1,708,368
               Special Assessment Lien
   1,005,000   Merrill Ranch, AZ Community Facilities District No. 2(1)             6.250           07/15/2035     1,009,090
      25,000   Mesa, AZ IDA (Arizona State University East/Maricopa College)(1)     6.000           07/01/2021        24,486
      60,000   Mesa, AZ IDA (Mesa Student Hsg.)(1)                                  6.000           07/01/2025        57,005
   1,360,000   Mesa, AZ IDA (Mesa Student Hsg.)(1)                                  6.000           07/01/2032     1,219,743
     600,000   Mesa, AZ IDA (Mesa Student Hsg.)(1)                                  6.000           07/01/2032       538,122
     310,000   Mesa, AZ IDA (Mesa Student Hsg.)(1)                                  6.250           07/01/2032       286,533
     965,000   Mohave County, AZ IDA (Mohave Prison)(1)                             7.500           05/01/2019     1,037,607
     500,000   Palm Valley, AZ Community Facility District No. 3(1)                 5.800           07/15/2032       407,555
      50,000   Parkway, AZ Community Facilities District No. 1
               (Prescott Valley)(1)                                                 5.350           07/15/2031        38,771
      10,000   Peoria, AZ Improvement District(1)                                   7.200           01/01/2012        10,272
      25,000   Phoenix, AZ Civic Improvement Corp. Airport, Series B(1)             5.250           07/01/2032        24,765
      15,000   Phoenix, AZ Hsg. Finance Corp.(1)                                    6.900           01/01/2023        15,027
     415,000   Phoenix, AZ IDA (Career Success Schools)(1)                          6.125           01/01/2020       396,105
     250,000   Phoenix, AZ IDA (Career Success Schools)(1)                          7.000           01/01/2029       235,613
     350,000   Phoenix, AZ IDA (Espiritu Community Devel. Corp.)(1)                 6.250           07/01/2036       270,382
   1,000,000   Phoenix, AZ IDA (Gourmet Boutique West)(1)                           5.875           11/01/2037       661,590
      25,000   Phoenix, AZ IDA (John C. Lincoln Hospital & Health Center)           5.500           12/01/2011        25,094
     100,000   Phoenix, AZ IDA (John C. Lincoln Hospital & Health Center)(1)        5.500           12/01/2013       100,318

                2 | Oppenheimer Rochester Arizona Municipal Fund

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

  Principal
   Amount                                                                         Coupon            Maturity      Value
------------                                                                      ---------         ---------     ---------
  $   40,000   Phoenix, AZ Street & Highway                                         6.100%          07/01/2011    $   40,006
     165,000   Pima County, AZ IDA (Arizona Charter School)(1)                      6.500           07/01/2023       162,042
      10,000   Pima County, AZ IDA (Arizona Charter School)(1)                      6.750           07/01/2031         9,522
     500,000   Pima County, AZ IDA (Center for Academic Success)(1)                 5.500           07/01/2037       408,210
      15,000   Pima County, AZ IDA (Charter Schools)(1)                             6.375           07/01/2031        13,662
     150,000   Pima County, AZ IDA (Christian Senior Living)(1)                     5.050           01/01/2037       130,805
   1,100,000   Pima County, AZ IDA (Facility Choice
               Education & Devel. Corp.)(1)                                         6.375           06/01/2036       909,634
     135,000   Pima County, AZ IDA (Horizon Community Learning Center)(1)           5.250           06/01/2035       109,891
     170,000   Pima County, AZ IDA
               (International Studies Academy)(1)                                   6.750           07/01/2031       161,869
     275,000   Pima County, AZ IDA (Metro Police Facility)(1)                       5.375           07/01/2039       278,927
     500,000   Pima County, AZ IDA (Paradise Education Center)(1)                   6.100           06/01/2045       421,200
      15,000   Pima County, AZ IDA (Phoenix Advantage Charter School)               5.500           07/01/2033         7,972
     500,000   Pima County, AZ IDA (Providence Day School)(1)                       5.125           12/01/2040       419,430
     125,000   Pima County, AZ IDA (Sonoran Science Academy)(1)                     5.750           12/01/2037        94,699
     150,000   Pima County, AZ IDA (Tucson Country Day School)(1)                   5.000           06/01/2037       111,485
   2,140,000   Pima County, AZ IDA (Tucson Electric Power Company)                  6.100           09/01/2025     2,140,043
     100,000   Pima County, AZ IDA (Tucson Electric Power Company)(1)               6.375           09/01/2029       100,624
     150,000   Pima County, AZ IDA Water & Wastewater
               (Global Water Resources)(1)                                          5.750           12/01/2032       122,493
     500,000   Pima County, AZ IDA Water & Wastewater
               (Global Water Resources)(1)                                          6.550           12/01/2037       444,120
   1,000,000   Pima County, AZ IDA Water & Wastewater
               (Global Water Resources)(1)                                          7.500           12/01/2038       985,390
     467,000   Prescott Valley, AZ Southside
               Community Facilities District No. 1(1)                               7.250           07/01/2032       329,212
     415,000   Quail Creek, AZ Community Facilities District(1)                     5.150           07/15/2016       408,240
   1,000,000   Quailwood Meadows, AZ Community Facilities District(1)               6.000           07/15/2022       927,560
     850,000   Quailwood Meadows, AZ Community Facilities District(1)               6.125           07/15/2029       739,186
   1,160,000   Salt Verde, AZ Financial Corp.(1)                                    5.250           12/01/2028     1,094,216
     190,000   Scottsdale, AZ IDA (SHH/SHC/SHRC/SCIC
               Obligated Group)(1)                                                  5.250           09/01/2030       189,531
   1,000,000   Show Low Bluff, AZ Community Facilities District(1)                  5.600           07/01/2031       747,250
     445,000   Show Low Bluff, AZ Community Facilities District(1)                  5.875           07/15/2032       366,208
   2,000,000   Tartesso West, AZ Community Facilities District(1)                   5.900           07/15/2032     1,651,100
      70,000   Tucson, AZ IDA (Joint Single Family Mtg.)(1)                         5.000           01/01/2039        69,607
       5,000   Tucson, AZ Improvement District (Civano
               Neighborhood Phase 1)(1)                                             5.000           01/01/2015         5,014

                3 | Oppenheimer Rochester Arizona Municipal Fund

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

 Principal
  Amount                                                                          Coupon            Maturity      Value
------------                                                                      ---------         ----------    ----------
  $    15,000  Tucson, AZ Improvement District
               (Civano Neighborhood Phase 1)(1)                                     5.000%          01/01/2018    $   15,029
      500,000  Tucson, AZ Water(1)                                                  5.000           07/01/2032       519,755
       25,000  University Arizona Medical Center Corp.
               (University Medical Center)(1)                                       5.000           07/01/2021        24,999
       50,000  University Arizona Medical Center Corp.
               (University Medical Center)(1)                                       5.000           07/01/2033        43,442
      225,000  Verrado, AZ Community Facilities District No. 1(1)                   6.500           07/15/2027       207,342
       10,000  Via Linda, AZ Road Community Facilities
               District Scottsdale(1)                                               5.650           07/15/2018         9,784
      225,000  Vistancia, AZ Community Facilities District(1)                       6.750           07/15/2022       231,050
      975,000  Westpark, AZ Community Facilities District(1)                        5.250           07/15/2031       746,021
      180,000  Westpark, AZ Community Facilities District(1)                        5.300           07/15/2022       157,358
    1,535,000  Westpark, AZ Community Facilities District(1)                        5.450           07/15/2032     1,195,074
      300,000  Yuma County, AZ IDA (Water & Sewer)(1)                               6.375           12/01/2037       264,015
       90,000  Yuma County, AZ IDA (Water & Sewer)(1)                               6.500           12/01/2017        86,938
                                                                                                                  ----------
                                                                                                                  35,225,760
U.S. POSSESSIONS-39.4%
      200,000  Guam GO(1)                                                           6.750           11/15/2029       203,558
      300,000  Guam GO(1)                                                           7.000           11/15/2039       309,579
      200,000  Guam Power Authority, Series A(1)                                    5.500           10/01/2030       190,626
    6,778,000  Guam Tobacco Settlement Economic Devel. &
               Commerce Authority (TASC)                                           11.002(2)        06/01/2057       138,203
      590,000  Puerto Rico Children's Trust Fund (TASC)(1)                          5.375           05/15/2033       542,004
       15,000  Puerto Rico Children's Trust Fund (TASC)(1)                          5.500           05/15/2039        12,723
   33,225,000  Puerto Rico Children's Trust Fund (TASC)                             6.723(2)        05/15/2050     1,190,120
   12,000,000  Puerto Rico Children's Trust Fund (TASC)                             8.101(2)        05/15/2055       207,960
      500,000  Puerto Rico Commonwealth GO(3)                                       5.750           07/01/2041       489,510
      750,000  Puerto Rico Commonwealth GO(1)                                       6.500           07/01/2037       796,538
      105,000  Puerto Rico Infrastructure (Mepsi Campus)(1)                         5.600           10/01/2014       102,257
      400,000  Puerto Rico Infrastructure (Mepsi Campus)(1)                         6.250           10/01/2024       381,100
    1,165,000  Puerto Rico Infrastructure (Mepsi Campus)(1)                         6.500           10/01/2037     1,052,845
       20,000  Puerto Rico ITEMECF (Ana G. Mendez University)(1)                    5.375           02/01/2019        20,001
      250,000  Puerto Rico ITEMECF (Ana G. Mendez University)(1)                    5.375           02/01/2029       226,103
      515,000  Puerto Rico Port Authority (American Airlines), Series A             6.250           06/01/2026       419,504
      500,000  Puerto Rico Public Buildings Authority(1)                            6.250           07/01/2031       541,965
    1,050,000  Puerto Rico Public Buildings Authority(1)                            6.750           07/01/2036     1,134,399
    9,500,000  Puerto Rico Sales Tax Financing Corp., Series A(4)                   5.250           08/01/2057     9,503,963
      250,000  Puerto Rico Sales Tax Financing Corp., Series A(1)                   6.500           08/01/2044       269,850
      500,000  Puerto Rico Sales Tax Financing Corp., Series C(4)                   5.750           08/01/2057       517,240
      140,000  V.I. Public Finance Authority (Hovensa Refinery)(1)                  6.125           07/01/2022       133,125
      240,000  V.I. Tobacco Settlement Financing Corp. (TASC)                       5.000           05/15/2021       228,814
                                                                                                                  ----------
                                                                                                                  18,611,987

                4 | Oppenheimer Rochester Arizona Municipal Fund

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                            Value
                                                                       --------------
Total Investments, at Value (Cost $59,003,166)-114.0%                  $   53,837,747
Liabilities in Excess of Other Assets-(14.0)                               (6,593,457)
                                                                       --------------
Net Assets-100.0%                                                      $   47,244,290
                                                                       ==============

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2.   Zero coupon bond reflects effective yield on the date of purchase.

3. When-issued security or delayed delivery to be delivered and settled after June 30, 2011. See accompanying Notes.

4. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of June 30, 2011 based on valuation input level:

                                                                                            LEVEL 3-
                                            LEVEL 1-                LEVEL 2-             SIGNIFICANT
                                          UNADJUSTED       OTHER SIGNIFICANT            UNOBSERVABLE
                                       QUOTED PRICES       OBSERVABLE INPUTS                  INPUTS               VALUE
                                     ---------------      ------------------          --------------      --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   Arizona                           $           -            $  35,225,760            $           -      $   35,225,760
   U.S. Possessions                              -               18,611,987                        -          18,611,987
                                     ---------------      ------------------          --------------      --------------
Total Assets                         $           -            $  53,837,747            $           -      $   53,837,747
                                     ---------------      ------------------          --------------      --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

FSMC        Flagstaff Medical Center
GO          General Obligation
IDA         Industrial Devel. Agency
ITEMECF     Industrial, Tourist, Educational, Medical and Environmental
            Community Facilities

                5 | Oppenheimer Rochester Arizona Municipal Fund

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

ROLs        Residual Option Longs
SCIC        Scottsdale Captive Insurance Company
SHC         Scottsdale Healthcare Corp.
SHH         Scottsdale Healthcare Hospitals
SHRC        Scottsdale Healthcare Realty Corp.
SMC         Sedona Medical Center
TASC        Tobacco Settlement Asset-Backed Bonds
V.I.        United States Virgin Islands

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of

                6 | Oppenheimer Rochester Arizona Municipal Fund

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                                     WHEN-ISSUED OR
                                     DELAYED DELIVERY
                                     BASIS TRANSACTIONS
                                     ------------------
Purchased securities                 $          486,080

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $6,660,000 as of June 30, 2011.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At June 30, 2011, municipal bond holdings with a value of $10,021,203 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $6,660,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an

                7 | Oppenheimer Rochester Arizona Municipal Fund

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At June 30, 2011, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL                                                  COUPON      MATURITY
  AMOUNT     INVERSE FLOATER(1)                            RATE(2)         DATE      VALUE
-----------  -------------------------------------------   -------   ----------- ----------
$ 3,170,000  Puerto Rico Sales Tax Financing Corp. ROLs(3) 14.724%      8/1/57   $ 3,173,963
    170,000  Puerto Rico Sales Tax Financing Corp. ROLs(3) 15.953       8/1/57       187,240
                                                                                 -----------
                                                                                 $ 3,361,203
                                                                                 ===========

----------
1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3.   Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of June 30, 2011, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $6,660,000.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities    $  52,252,747(1)
                                  =============

Gross unrealized appreciation     $     867,890
Gross unrealized depreciation        (6,033,309)
                                  -------------
Net unrealized depreciation       $  (5,165,419)
                                  =============

----------
1. The Federal tax cost of securities does not include cost of $6,750,419, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

                8 | Oppenheimer Rochester Arizona Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Arizona Municipal Fund

By: /s/ William F. Glavin, Jr.
    ------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 08/10/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 08/10/2011

By: /s/ Brian W. Wixted
    ------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/10/2011